Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	msft
Document Creation Date	dei_DocumentCreationDate	Jul. 14, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 14, 2020
Prospectus Date	rr_ProspectusDate	Jul. 14, 2020
Catalyst/Millburn Hedge Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: CATALYST/MILLBURN HEDGE STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class C-1 shares of the Fund. More information about sales charges is available from your financial professional and is included in the section of the Fund's prospectus entitled How to Buy Shares on page 46 and Appendix A – Intermediary-Specific Sales Charge Waivers.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2019 was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The first line of the Example assumes that you hold all of your shares at the end of those periods, and the second line of the Example assumes that you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a portfolio comprised of (i) futures contracts, forward and spot contracts, and/or options on futures contracts on or related to the following sectors: currencies, interest rate instruments, stock indices, metals, energy and agricultural commodities, (the “Futures Component”) and (ii) equity exchange traded funds (“ETFs”), common stocks (the “Equity Component”), intended to capitalize on the non-correlated, long term historical performance of the equities and managed futures asset classes The Fund will also hold a large portion of its assets in cash, money market mutual funds, U.S. Treasury Securities, and other cash equivalents, some or all of which will serve as margin or collateral for the Fund’s investments.

Futures Component: The Futures Component of the Fund’s portfolio may hold long and short positions on futures contracts, forward contracts and options on futures contracts, and maintains cash and cash equivalents to be utilized as margin or collateral. The Fund will invest 30% to 70% of its assets in the Futures Component. The Futures Component of the Fund’s assets will be allocated among various asset classes including equity, fixed income, commodities and currencies. Investments may be made in domestic and foreign markets, including emerging markets. Investment in these instruments may be made by the Fund directly or indirectly by investing through its Subsidiary (as described below).

The Fund’s sub-advisor, Millburn Ridgefield Corporation (the “Sub-Advisor”), utilizes a set of proprietary trading systems, which were developed by the Sub-Advisor, to determine the Fund’s asset allocations. The trading systems generate buy or sell decisions in a particular market based on the analysis of technical market information (such as price, liquidity, and transaction costs) and/or non-price economic variables (such as economic statistics, interest rates, and supply/demand measures). The trading systems analyze these factors over a broad time spectrum that may range from several minutes to multiple years. The Sub-Advisor analyzes a number of additional factors in determining how the markets traded are allocated in the portfolio including, but not limited to: profitability of an asset class or market; liquidity of a particular market; professional judgement; desired diversification among markets and asset classes; transaction costs; exchange regulations and depth of market. Decisions whether to trade a particular market require the exercise of judgment. The decision not to trade certain markets for certain periods, or to reduce the size of a position in a particular market, may result at times in missing significant profit opportunities. The allocations are reviewed at least monthly, although changes may occur more or less frequently.

Equity Component. The Equity Component is intended to provide the Fund’s portfolio with long-term, strategic exposure to a number of U.S. and international liquid equity securities. The companies held by the Fund and the ETFs held by the Fund may be of any market capitalization, sector and geographic location (including emerging markets). The Fund will invest 30% to 70% of its assets in the Equity Component. The Fund’s Equity Component investments are taken on a relatively passive, long-only, “buy-and-hold” basis.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Investments in Subsidiary – The Adviser executes a portion of the Fund’s strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in commodities and other futures contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risk. Even a small investment in derivatives (which include options, futures and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund's performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Equity Security Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

ETFs Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Foreign Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Exchanges Risk: A portion of the derivatives trades made by the Fund may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Forwards Risk. Forward contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty and subject to counterparty default risk and liquidity risk. If a counterparty defaults and fails to deliver or settle a forward trade, replacing the transaction may be costly. Liquidity risk exists because no organized secondary market exists to trade or dispose of forward obligations

Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. When interest rates are at historic lows, a heightened risk to the Fund is posed by the greater potential for rising interest rates to the extent the Fund’s portfolio includes longer-term fixed income securities.

Leverage Risk. Using derivatives like futures and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models are usually based on data supplied by third parties, the success of the Sub-Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. Because they are unhedged, the Fund’s written calls expose the Fund to potentially unlimited losses.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

Tax Risk. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Underlying Fund Risk. Other investment companies including mutual funds and ETFs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary. Shareholders of the Fund will indirectly be subject to the principal risks of the Subsidiary by virtue of the Fund’s investment in the Subsidiary. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary and subject each to CFTC penalties if reporting was found to be deficient.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Class I shares are not available through this prospectus. Performance information for Class C-1 shares will be included after the share class has been in operation for one complete calendar year. The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based market index, as well as a hedge fund index comprised of funds with similar objectives as the Fund and a treasury bill index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all of the assets and liabilities of Millburn Hedge Fund, L.P. (the “Predecessor Fund”) in a tax-free reorganization on December 28, 2015. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below includes the historical performance of the Predecessor Fund. Updated performance information and daily NAV is available at no cost by calling 1-866-447-4228.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class C-1 shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-447-4228
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 11.29% (quarter ended December 31, 2010), and the lowest return for a quarter was (9.56)% (quarter ended September 30, 2011). The Fund’s Class I year-to-date return for the period ended June 30, 2020 was (14.44)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class I year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.56%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other share classes will vary.

Catalyst/Millburn Hedge Strategy Fund | Credit Suisse Managed Futures Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.01%)
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	1.56%	[2]
Catalyst/Millburn Hedge Strategy Fund | ICE BofA Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	0.58%	[2]
Catalyst/Millburn Hedge Strategy Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%	[2]
Catalyst/Millburn Hedge Strategy Fund | Class C-1
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 405
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,337
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	305
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	933
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,587
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,337
Annual Return 2010	rr_AnnualReturn2010	20.41%
Annual Return 2011	rr_AnnualReturn2011	(7.20%)
Annual Return 2012	rr_AnnualReturn2012	7.92%
Annual Return 2013	rr_AnnualReturn2013	2.07%
Annual Return 2014	rr_AnnualReturn2014	21.99%
Annual Return 2015	rr_AnnualReturn2015	1.76%
Annual Return 2016	rr_AnnualReturn2016	17.99%
Annual Return 2017	rr_AnnualReturn2017	13.97%
Annual Return 2018	rr_AnnualReturn2018	(2.16%)
Annual Return 2019	rr_AnnualReturn2019	13.84%
Catalyst/Millburn Hedge Strategy Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBXIX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.84%
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	8.63%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Catalyst/Millburn Hedge Strategy Fund | Class I | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.51%
5 Years	rr_AverageAnnualReturnYear05	7.72%
10 Years	rr_AverageAnnualReturnYear10	8.10%	[2],[6]
Catalyst/Millburn Hedge Strategy Fund | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.17%
5 Years	rr_AverageAnnualReturnYear05	6.51%	[6]
10 Years	rr_AverageAnnualReturnYear10	6.84%	[2],[6]
Catalyst/SMH Total Return Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: CATALYST/SMH TOTAL RETURN INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s objective is income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class C-1 shares of the Fund. More information about sales charges is available from your financial professional and is included in the section of the Fund's prospectus entitled How to Buy Shares on page 51 and Appendix A – Intermediary-Specific Sales Charge Waivers.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2019 was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The first line of the Example assumes that you hold all of your shares at the end of those periods, and the second line of the Example assumes that you redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation in place through its expiration period, October 31, 2021, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Fund invests primarily in a broad range of income-producing securities. These include equity securities, such as dividend-paying common stocks and REITs and debt securities, such as interest-paying bonds and convertible bonds. The Fund may also invest in preferred stock, master limited partnerships, bank notes and write covered calls on equities. The composition of the Fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions.

Generally, at least 30% of the Fund’s assets will be invested in equity securities. Subject to the provisions of the Investment Company Act of 1940 (the “1940 Act”) and any applicable exemptive orders, the Fund may invest in other investment companies (“acquired funds”), including Business Development Companies (“BDCs”) and other closed-end funds, and exchange-traded funds (“ETFs”). The Fund may invest in companies of any market capitalization but generally focuses on stocks with capitalization between $1 billion and $10 billion.

The Fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the United States, including without limitation sponsored American Depositary Receipts (“ADRs”). The Fund may also invest up to 20% of its assets in debt securities of non-U.S. issuers.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by Standard & Poor’s Corporation or unrated but determined by the Sub-Advisor to be of equivalent quality) also known as “junk bonds”. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Fund’s sub-advisor, SMH Capital Advisors, LLC (the “Sub-Advisor”) seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments with yields above the market average and generally focuses on value-oriented securities – those with low price to sales, price to book and price to earnings ratios relative to their growth rates. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Distribution Policy: The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed and is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – Catalyst/SMH Total Return Income Fund - Distribution Policy and Goals” section in the Fund’s Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR, or selling them quickly and efficiently at the prices at which they have been valued. In a sponsored ADR arrangement, the foreign company assumes the obligation to pay some or all of the depositary’s transaction fees.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in high-yield, high-risk securities, commonly called “junk bonds”, that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Distribution Policy Risk. The Fund’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Foreign Securities Risk. Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. When interest rates are at historic lows, a heightened risk to the Fund is posed by the greater potential for rising interest rates to the extent the Fund’s portfolio includes longer-term fixed income securities.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt Risk. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, the Fund’s written calls expose the Fund to potentially unlimited losses.

Real Estate and REIT Risk. The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate. These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Smaller Capitalization Stock Risk. To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of a non-diversified fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. Class A shares are not available through this prospectus. Performance information for Class C-1 shares will be included after the share class has been in operation for one complete calendar year. Sales charges are reflected in the information shown below in the average annual total return table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. Class A shares are subject to a 5.75% sales charge. Class C-1 shares have no sales charge. The table shows average annual total returns for Class A shares and how its average annual returns compare over time with those of a broad-based market index. The average annual total returns are also compared over time to the ICE BofA Merrill Lynch US Cash Pay High Yield Return Index because the Fund’s portfolio generally includes a significant number of high yield bonds, and to a blended index reflecting a portfolio of 50% of both indices. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class C-1 shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-447-4228
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 11.66% (quarter ended March 31, 2019), and the lowest return for a quarter was (18.58%) (quarter ended September 30, 2015). The Fund’s Class A shares year-to-date return for the period ended June 30, 2020 was (12.31%).

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class A shares year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.58%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other share classes will vary.

Catalyst/SMH Total Return Income Fund | ICE BofA Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.40%
5 Years	rr_AverageAnnualReturnYear05	6.12%
10 Years	rr_AverageAnnualReturnYear10	7.49%
Catalyst/SMH Total Return Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Catalyst/SMH Total Return Income Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.78%	[7]
5 Years	rr_AverageAnnualReturnYear05	8.99%	[7]
10 Years	rr_AverageAnnualReturnYear10	10.60%	[7]
Catalyst/SMH Total Return Income Fund | Class C-1
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.27%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,037
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,220
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	363
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,037
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,220
Annual Return 2010	rr_AnnualReturn2010	20.44%
Annual Return 2011	rr_AnnualReturn2011	(9.92%)
Annual Return 2012	rr_AnnualReturn2012	9.15%
Annual Return 2013	rr_AnnualReturn2013	16.05%
Annual Return 2014	rr_AnnualReturn2014	(12.57%)
Annual Return 2015	rr_AnnualReturn2015	(26.87%)
Annual Return 2016	rr_AnnualReturn2016	32.15%
Annual Return 2017	rr_AnnualReturn2017	12.64%
Annual Return 2018	rr_AnnualReturn2018	(7.19%)
Annual Return 2019	rr_AnnualReturn2019	19.42%
Catalyst/SMH Total Return Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TRIFX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Catalyst/SMH Total Return Income Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.07%
5 Years	rr_AverageAnnualReturnYear05	0.18%
10 Years	rr_AverageAnnualReturnYear10	0.77%
Catalyst/SMH Total Return Income Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.36%
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	1.48%

[1]	The returns shown are for the Class I shares of the Fund. Class C-1 shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent the Classes do not have the same expenses.
[2]	Includes the effect of performance fees paid by the investors of the predecessor limited liability partnership.
[3]	Maximum Deferred Sales Charge on Class C-1 shares applies to shares sold within 12 months of purchase.
[4]	The expenses of the Fund's wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[6]	After Tax Returns for Class I shares are for the period beginning December 29, 2015. As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for the Predecessor Fund. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability partnership, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. After tax returns shown are a blend of after tax returns from December 29, 2015 and return before taxes for preceding periods.
[7]	Blended Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index.
[8]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 2.33% for Class C-1 shares through October 31, 2021. This agreement may only be terminated by the Trust's Board of Trustees on 60 days' written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund's expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund's expense limitation at the time such expenses were waived and (ii) the Fund's current expense limitation at the time of recoupment.